Fair Value of Financial Assets and Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value of Financial Assets and Liability
Carrying amount of cash and cash equivalents and short term investments	$ 148,082	$ 10,537
Fair value of financial assets and liability
Short-term investments	113,846	3,997
Fair value of financial liabilities		0
Corporate Debt Securities
Fair value of financial assets and liability
Short-term investments	96,901
Government Funds
Fair value of financial assets and liability
Short-term investments		3,997
US Treasury Securities
Fair value of financial assets and liability
Short-term investments	16,945
Recurring | Estimated fair value
Fair value of financial assets and liability
Fair value of assets	146,703	7,984
Recurring | Corporate Debt Securities | Estimated fair value
Fair value of financial assets and liability
Cash Equivalents:	15,104
Short-term investments	96,901
Recurring | Money Market Funds | Estimated fair value
Fair value of financial assets and liability
Cash Equivalents:	17,753	1,987
Recurring | Government Funds | Estimated fair value
Fair value of financial assets and liability
Cash Equivalents:		2,000
Short-term investments		3,997
Recurring | US Treasury Securities | Estimated fair value
Fair value of financial assets and liability
Short-term investments	16,945
Recurring | Level 1 | Estimated fair value
Fair value of financial assets and liability
Fair value of assets	34,698	7,984
Recurring | Level 1 | Money Market Funds | Estimated fair value
Fair value of financial assets and liability
Cash Equivalents:	17,753	1,987
Recurring | Level 1 | Government Funds | Estimated fair value
Fair value of financial assets and liability
Cash Equivalents:		2,000
Short-term investments		$ 3,997
Recurring | Level 1 | US Treasury Securities | Estimated fair value
Fair value of financial assets and liability
Short-term investments	16,945
Recurring | Level 2 | Estimated fair value
Fair value of financial assets and liability
Fair value of assets	112,005
Recurring | Level 2 | Corporate Debt Securities | Estimated fair value
Fair value of financial assets and liability
Cash Equivalents:	15,104
Short-term investments	$ 96,901